GOODWILL AND INTANGIBLE ASSETS, NET (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	$ 535,465	$ 535,465
Intangible assets at ending period	563,452	$ 563,452	$ 535,465
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	888,585		845,330
Acquisitions	133,376		70,681
Write off	(29,663)		(24,296)
Foreign currency translation adjustment	55,967		(3,130)
Intangible assets at ending period	1,048,265		888,585
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(353,120)		(281,388)
Write off	25,929		44,690
Amortization expense	(123,551)		(116,752)
Foreign currency translation adjustment	(34,071)		330
Intangible assets at ending period	(484,813)		(353,120)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	12,602
Intangible assets at ending period	10,979		12,602
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	17,642		17,741
Acquisitions	0		0
Write off	0		0
Foreign currency translation adjustment	1,571		(99)
Intangible assets at ending period	19,213		17,642
Trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(5,040)		(2,533)
Write off	0		0
Amortization expense	(2,497)		(2,493)
Foreign currency translation adjustment	(697)		(14)
Intangible assets at ending period	(8,234)		(5,040)
Licenses, software and computer applications [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	323,369
Intangible assets at ending period	397,700		323,369
Licenses, software and computer applications [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	526,923		481,643
Acquisitions	133,376		70,681
Write off	(29,663)		(24,296)
Foreign currency translation adjustment	23,758		(1,105)
Intangible assets at ending period	654,394		526,923
Licenses, software and computer applications [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(203,554)		(200,995)
Write off	25,929		44,690
Amortization expense	(64,204)		(47,698)
Foreign currency translation adjustment	(14,865)		449
Intangible assets at ending period	(256,694)		(203,554)
Client relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	199,494
Intangible assets at ending period	154,773		199,494
Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	344,020		345,946
Acquisitions	0		0
Write off	0		0
Foreign currency translation adjustment	30,638		(1,926)
Intangible assets at ending period	374,658		344,020
Client relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(144,526)		(77,860)
Write off	0		0
Amortization expense	(56,850)		(66,561)
Foreign currency translation adjustment	(18,509)		(105)
Intangible assets at ending period	$ (219,885)		$ (144,526)